Share-Based Incentive Compensation (details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 27, 2014
Share-Based Incentive Compensation disclosure
Stock options vested at end of period, number (in shares)	7,967,953		7,967,953
Stock options vested at end of period, weighted average exercise price (per share)	$ 58.07		$ 58.07
Stock options vested at end of period, weighted average contractual life remaining			6 years 1 month 6 days
Stock options vested at end of period, aggregate intrinsic value	$ 287		$ 287
Stock options exercisable at end of period, number (in shares)	5,137,812		5,137,812
Stock options exercisable at end of period, weighted average exercise price (per share)	$ 50.32		$ 50.32
Stock options exercisable at end of period, weighted average contractual life remaining			4 years 8 months 12 days
Stock options exercisable at end of period, aggregate intrinsic value	225		225
Total compensation cost recognized in earnings for all share-based incentive compensation awards	31	29	75	70
Tax benefits recognized in earnings related to compensation costs	11	10	26	24
Total unrecognized compensation cost related to all nonvested share-based incentive compensation awards	$ 180		$ 180		$ 120
Weighted-average period of recognition for unrecognized compensation cost (in years)			2 years 0 months 0 days		1 year 8 months 12 days
Number of shares initially available for issuance under the 2014 Incentive Plan						10,000,000